Share Capital (Schedule of Share-Based Compensation Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in share-based compensation expense due to mark-to-market adjustments	$ 41.8	$ 16.2
Cost of sales
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in share-based compensation expense due to mark-to-market adjustments	$ (10.1)	$ 0.0